CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (LOSS) (USD $)	Total	Ordinary shares	Additional paid-in capital	Subscription receivable	Retained earnings (accumulated deficit)	Accumulated other comprehensive income	Noncontrolling interest	comprehensive income (loss)
Beginning Balance at Dec. 31, 2008	$ 176,809,929	$ 26,777	$ 184,010,248	$ (405,313)	$ (28,178,618)	$ 21,057,815	$ 299,020
Beginning Balance (in shares) at Dec. 31, 2008		267,766,443
Cancellation of restricted shares (in shares)		(479,190)
Cancellation of restricted shares	(479)	(48)	(431)
Share-based compensation	1,327,033		1,327,033
Net income (loss)	(10,269,347)				(10,269,347)			(10,269,347)
Foreign currency adjustment	150,535					150,535		150,535
Acquisition of non-controlling interest	(299,020)						(299,020)
Ending Balance at Dec. 31, 2009	167,718,651	26,729	185,336,850	(405,313)	(38,447,965)	21,208,350		(10,118,812)
Ending Balance (in shares) at Dec. 31, 2009		267,287,253
Share-based compensation	543,510		543,510
Net income (loss)	51,734,255				51,734,255			51,734,255
Others			(405,313)	405,313
Foreign currency adjustment	6,812,403					6,812,403		6,812,403
Ending Balance at Dec. 31, 2010	226,808,819	26,729	185,475,047		13,286,290	28,020,753		58,546,658
Ending Balance (in shares) at Dec. 31, 2010		267,287,253
Share-based compensation	(108,222)		(108,222)
Net income (loss)	(94,292,695)				(94,292,695)			(94,292,695)
Foreign currency adjustment	6,678,512					6,678,512		6,678,512
Ending Balance at Dec. 31, 2011	$ 139,086,414	$ 26,729	$ 185,366,825		$ (81,006,405)	$ 34,699,265		$ (87,614,183)
Ending Balance (in shares) at Dec. 31, 2011		267,287,253